Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interests

Note 6

Noncontrolling Interests

Noncontrolling interests in equity of subsidiaries were as follows:

	(dollars in millions)
At December 31,	2013	2012
Verizon Wireless	$55,465	$51,492
Wireless partnerships and other	1,115	884

	$56,580	$52,376

Wireless Joint Venture

Our Wireless segment is primarily comprised of Cellco Partnership doing business as Verizon Wireless (Verizon Wireless). Cellco Partnership is a joint venture formed in April 2000 by the combination of the U.S. wireless operations and interests of Verizon and Vodafone. As of December 31, 2013, Verizon owned a controlling 55% interest in Verizon Wireless and Vodafone owned the remaining 45%. On February 21, 2014, Verizon completed the Wireless Transaction and acquired 100% ownership of Verizon Wireless. See Note 2 for additional information.

Special Distributions

In May 2013, the Board of Representatives of Verizon Wireless declared a distribution to its owners, which was paid in the second quarter of 2013 in proportion to their partnership interests on the payment date, in the aggregate amount of $7.0 billion. As a result, Vodafone received a cash payment of $3.15 billion and the remainder of the distribution was received by Verizon.

In November 2012, the Board of Representatives of Verizon Wireless declared a distribution to its owners, which was paid in the fourth quarter of 2012 in proportion to their partnership interests on the payment date, in the aggregate amount of $8.5 billion. As a result, Vodafone received a cash payment of $3.8 billion and the remainder of the distribution was received by Verizon.

In July 2011, the Board of Representatives of Verizon Wireless declared a distribution to its owners, which was paid in the first quarter of 2012 in proportion to their partnership interests on the payment date, in the aggregate amount of $10 billion. As a result, Vodafone received a cash payment of $4.5 billion and the remainder of the distribution was received by Verizon.